Segment Reporting - Summary of Net Income Related Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 614,851	$ 573,703
Cost of cryptocurrency sold	440,205	424,135
(Gain) loss on foreign currency transactions	(124)	465
Share-based compensation	4,866	3,400
Floorspace leases	38,688	37,522
Income tax expense	2,288	2,138
Depreciation	6,200	8,600
Net income	(6,182)	(11,686)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Revenue	614,851	573,703
Cost of cryptocurrency sold	440,205	424,135
Armored cash collection	7,043	8,010
Wireless connectivity costs	3,627	2,671
(Gain) loss on foreign currency transactions	(124)	465
Share-based compensation	4,866	3,400
Kiosk shipping and services	2,902	6,139
Floorspace leases	38,688	37,522
Bank fees	3,112	2,901
Payroll costs	23,267	24,428
Advertising and marketing costs	6,496	6,076
Professional fees	17,658	9,904
Operating software costs	4,368	4,133
Interest expense, net	14,413	14,199
Income tax expense	2,288	2,138
Amortization	1,516	1,516
Depreciation	6,154	8,556
Other segment items	33,663	9,696
Net income	$ 4,709	$ 7,814